Provision for decommissioning costs (Details Narrative) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Provision For Decommissioning Costs
Opening balance		$ 15,619	$ 18,780
Adjustment to provision		(37)	(5)
Transfers related to liabilities held for sale	[1]	(1,075)	(358)
Payments and use of provisions		404	324
Interest accrued		246	366
Others		(4)	(3)
Cumulative translation adjustment		1,055	706
Closing balance		$ 15,474	$ 19,172

[1]	In the first half of 2022, it refers to the Golfinho and Camarupim Group (US$ 103), in Espírito Santo, the Albacora Leste Field (US$ 374), in Rio de Janeiro, the Norte Capixaba Group (US$ 32), in Espírito Santo state, and the Potiguar Group (US$ 566), in Rio Grande do Norte state, as set out in note 22. In the first half of 2021, it includes transfers to held for sale mainly related to US$ 109 in the concessions of Peroá Group in Espírito Santo state, US$ 97 in Miranga Group in Bahia state and US$ 153 in Alagoas Group in Alagoas state.